Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [Abstract]
Related party transactions

46.        Related party transactions

The parties related to the Bank are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank's key management personnel and the entities over which the key management personnel may exercise significant influence or control.

Banco Santander has the Policy on Related Party Transactions approved by the Board of Directors, which aim to ensure that all transactions are made on the policy typified in view the interests of Banco Santander and its stockholders'. The policy defines powers to approve certain transactions by the Board of Directors. The rules laid down are also applied to all employees and directors of Banco Santander and its subsidiaries.

The transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.

a) Key-person management compensation

The Board of Directors' meeting, held on March 27, 2018  approved, in accordance with the Compensation Committee the maximum global compensation proposal for the directors (Board of Directors and Executive Officers) overall amounting to R$300,000 for the 2018 financial year, covering fixed remuneration, variable and equity-based and other benefits. The proposal was approved by the extraordinary stockholders' meeting (ESM) held on April 27, 2018.

i) Long-term benefits

The Banco Santander as well as Banco Santander Spain, as other subsidiaries of Santander Group, have long-term compensation programs tied to their share's performance, based on the achievement of goals.

ii) Short-term benefits

The following table shows the Board of Directors' and Executive Board's:

Thousand of reais	2018	2017	2016

Fixed Compensation	90,580	83,633	90,169
Variable Compensation - in cash	48,526	42,718	37,479
Variable Compensation - in shares	34,155	34,567	31,802
Others (1)	54,494	11,919	14,580
Total Short-Term Benefits	227,755	172,837	174,030
Variable Compensation - in cash	31,797	31,268	25,581
Variable Compensation - in shares	30,060	34,455	75,069
Total Long-Term Benefits	61,857	65,723	100,650
Total (2)	289,612	238,560	274,680

(1) In the first half of 2018, the Management of Banco Santander decided to carry out an early initiative, which was practiced by the Bank's liberality.

(2) Refers to the amount paid by Banco Santander and its subsidiaries to their Managers for positions they hold at Banco and other companies in the Conglomerate Santander.

Additionally, in the exercise ended on December 31, 2018, withholding taxes were collected on management compensation in the amount of R$36,356 (2017 - R$30,713 and 2016 - R$30,312).

iii) Contract termination

The termination of the employment relationship for non-fulfillment of obligations or voluntarily does not entitle executives to any financial compensation.

b) Lending operations

Under current law, it is not granted loans or advances involving:

I - directors, members of board of directors and audit committee as well as their spouses and relatives up to the second degree;

II - individuals or legal entities of Banco Santander, which hold more than 10% of the share capital;

III - Legal entities which hold more than 10% of the share capital, Banco Santander and its subsidiaries; and

IV - legal entities in which any of the officers, members of the Board of Directors and Audit Committee, as well as their spouses or relatives up to the second degree, hold more than 10% of the share capital.

c) Ownership Interest

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2018, 2017 and 2016:

	2018
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.2%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,986	0.1%	2,987	0.1%	5,973	0.1%
Directors (*)	3,930	0.1%	3,930	0.1%	7,860	0.1%
Other	359,242	9.4%	387,045	10.5%	746,287	9.9%
Total	3,805,378	99.7%	3,666,519	99.6%	7,471,897	99.6%
Treasury shares	13,317	0.3%	13,317	0.4%	26,634	0.4%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	362,228	9.5%	390,032	10.6%	752,260	10.0%

	2017
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.2%
Banco Santander, S.A. (1)	521,964	13.6%	519,268	14.1%	1,041,232	13.9%
Employees	3,551	0.1%	3,556	0.1%	7,107	0.1%
Directors (*)	4,016	0.1%	4,016	0.1%	8,032	0.1%
Other	366,063	9.6%	393,862	10.7%	759,925	10.1%
Total	3,812,850	99.8%	3,673,991	99.8%	7,486,841	99.8%
Treasury shares	5,845	0.2%	5,845	0.2%	11,690	0.2%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	369,614	9.7%	397,418	10.8%	767,032	10.2%

	2016
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S.L. (1)	1,107,673	28.8%	1,019,645	27.5%	2,127,318	28.1%
Sterrebeeck B.V. (1)	1,809,583	47.0%	1,733,644	46.7%	3,543,227	46.9%
Banco Santander, S.A. (1)	521,965	13.6%	519,268	14.0%	1,041,233	13.8%
Qatar Holding, LLC	207,812	5.4%	207,812	5.6%	415,624	5.5%
Employees	3,914	0.1%	3,929	0.1%	7,843	0.1%
Members of the Board of Directors	(*)	(*)	(*)	(*)	(*)	(*)
Members of the Executive Board	(*)	(*)	(*)	(*)	(*)	(*)
Other	174,238	4.5%	202,028	5.5%	376,266	5.0%
Total	3,825,185	99.4%	3,686,326	99.4%	7,511,511	99.4%
Treasury shares	25,786	0.6%	25,786	0.6%	51,572	0.6%
Total	3,850,971	100.0%	3,712,112	100.0%	7,563,083	100.0%
Free Float (2)	385,964	10.0%	413,769	11.1%	799,733	10.6%

(1) Companies of the Santander Spain Group.

(2) Composed by Employees, Qatar Holding and other.

(*) None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.

c.1) Qatar Holding LLC's Public Offering

On April 11, 2017, Banco Santander in Brazil informed its shareholders and the market in general, in furtherance of the material facts disclosed on March 28, 2017 and April 6, 2017, the settlement of the secondary public offering for the distribution of 80,000,000 units issued by Banco Santander in Brazil and held by Qatar Holding LLC (Selling Shareholder), including in the form of American Depositary Shares (ADSs), having been allocated 22,000,000 Units for the Brazilian offering and 58,000,000 ADSs for the international offering. The price per Unit was set at R$25, resulting on a total amount of R$2 billion. Additionally, the amount of Units of the international offering initially offered was increased by an additional batch of 12,000,000 Units, exclusively in the form of ADSs also held by the Selling Shareholder.

d) Related-Party Transactions

Santander has a Policy for Related Party Transactions approved by the Board of Directors, which aims to ensure that all transactions typified by the policy to take effect  in view of the interests of Banco Santander and its stockholders. The policy defines the power to approve certain transactions by the Board of Directors. The planned rules also apply to all employees and officers of Banco Santander and its subsidiaries.

Operations and charges for services with related parties are carried out in the ordinary course of business and under reciprocal conditions, including interest rates, terms and guarantees, and do not entail greater risk than the normal collection or have other disadvantages.

Beginning in 2018, transactions and balances with key management personnel are shown. The main transactions and balance are as follows:

Thousand of reais	2018
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	8,169,537	3,112,734		1,381,770
Financial assets for trading	(72,815)	205,337		266,027
Banco Santander, S.A. - Spain	(72,815)	-		-
Abbey National Treasury Services Plc (2)	-	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		266,027
Banco RCI Brasil S.A.	-	205,337		-
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,194,590	-		146,988
Banco Santander, S.A. - Spain (3) (5)	8,194,590	-		-
Banco Santander Totta, S.A. (2)	-	-		7,883
Abbey National Treasury Services Plc (2)	-	-		87,260
Bank Zachodni (2)	-	-		193
Santander UK plc	-	-		46,615
Banco Santander, S.A. - Mexico (2)	-	-		5,037
Loans and advances to customers	347	-		966,462
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		913,875
Zurich Santander Brasil Seguros S.A.	-	-		45,851
Abbey National Treasury Services Plc (2)	-	-		-
Banco Santander Espanha (1)	347	-		-
Isban Mexico, S.A. de C.V.	-	-		122
Ingeniería de Software Bancario, S.L.	-	-		-
Gesban Servicios Administrativos Globales, S.L.	-	-		23
Santander Brasil Gestão de Recursos Ltda	-	-		169
Santander Securities Services Brasil Participações S.A. (2)	-	-		927
Key Management Personnel (8)	-	-		5,495
Loans and other values with credit institutions (1)	15,143	2,905,947		2,293
Banco Santander - Spain	15,143	-		-
Produban Servicios Informáticos Generales, S.L. (Produban Espanha) (2)	-	-		-
Banco RCI Brasil S.A.	-	2,905,947		-
BHJV Assessoria e Consultoria em Gestão Empresarial LTDA	-	-		10
Produban Brasil Tecnologia	-	-		2,091
Santander Global Technology, S.L., SOCI	-	-		192
Banco Santander, S.A. - Uruguay (2)	-	-		-
Other Assets	32,272	1,450		-
Banco Santander - Spain	32,272	-		-
Banco RCI Brasil S.A.	-	1,450		-

Liabilities	(23,166,005)	(38,380)		(2,975,342)
Deposits of Brazil Central Bank and deposits of credit institutions	(107,084)	(36,871)		(1,410,619)
Banco Santander, S.A. - Spain (4)	(107,084)	-		-
Santander Securities Services Brasil DTVM S.A.	-	-		-
Santander Brasil Asset (2)	-	-		-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(1,151,399)
Banco Santander, S.A. - Uruguay (2)	-	-		-
Banco Santander Río S.A. (2)	-	-		(259,220)
Banco RCI Brasil S.A.	-	(36,871)		-
Securities	-	-		(96,133)
Key Management Personnel	-	-		(96,133)
Customer deposits	-	(1,509)		(1,134,675)
Santander Securities Services Brasil Participações S.A. (2)	-	-		(58,968)
Zurich Santander Brasil Seguros e Previdência S.A. (1)	-	-		(234,249)
Gestora de Inteligência de Crédito	-	-		(190,674)
Santander Brasil Gestão de Recursos Ltda	-	-		(126,988)
Webmotors S.A.	-	(1,509)		-
Santander Securities Services Brasil DTVM S.A.	-	-		(427,209)
Santander Brasil Asset (2)	-	-		(18,639)
Key Management Personnel	-	-		(37,889)
Others	-	-		(40,059)
Other financial liabilities - Dividends and interest on capital Payable	(3,922,473)	-		(5,544)
Banco Santander - Spain	(609,159)	-		-
Grupo Empresarial Santander, S.L. (1)	(1,242,259)	-		-
Sterrebeeck B.V. (1)	(2,071,055)	-		-
Banco Madesant	-	-		(1,112)
Key Management Personnel (7)	-	-		(4,432)
Other Payables	(9,603)	-		(424,504)
Banco Santander, S.A. - Spain	(9,603)	-		-
Santander Brasil Asset (2)	-	-		(14,476)
Produban Servicios Informáticos Generales, S.L. (Produban Espanha) (2)	-	-		-
Ingeniería de Software Bancário, S.L. (2)	-	-		-
Santander Securities Services Brasil DTVM S.A.	-	-		(4,291)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(16,924)
Key Management Personnel	-	-		(381,292)
Others	-	-		(7,521)
Debt Instruments Eligible to Compose Capital	(19,126,845)	-		-
Banco Santander - Spain	(19,126,845)	-		-

Thousand of Reais	2017
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	8,214,739	1,214,312		926,994
Financial assets for trading - Derivatives net	(173,065)	-		(74,873)
Banco Santander, S.A. - Spain	(173,065)	-		-
Abbey National Treasury Services Plc (2)	-	-		(71,672)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(3,201)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,363,038	-		76,009
Banco Santander, S.A. - Spain (3) (5)	8,363,038	-		-
Banco Santander Totta, S.A. (2)	-	-		2,733
Abbey National Treasury Services Plc (2)	-	-		71,751
Bank Zachodni (2)	-	-		177
Banco Santander, S.A. - Mexico (2)	-	-		1,348
Loans and advances to customers	132	9,661		925,858
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		925,835
Abbey National Treasury Services Plc (2)	-	-		23
Banco Santander Espanha (1)	132	-		-
Webmotors S.A.	-	9,661		-
Loans and other values with credit institutions (1)	23,896	1,203,032		-
Banco Santander - Spain	23,896	-		-
Banco RCI Brasil S.A.	-	1,203,032		-
Other Assets	738	1,619		-
Banco Santander - Spain	738	-		-
Banco RCI Brasil S.A.	-	1,619		-

Liabilities	(12,360,383)	(57,221)	-	(2,107,677)
Deposits of Brazil Central Bank and deposits of credit institutions	(387,937)	(47,423)		(1,862,058)
Banco Santander, S.A. - Spain (4)	(387,937)	-		-
Santander Securities Services Brasil DTVM S.A.	-	-		(300,074)
Santander Brasil Asset	-	-		(16,766)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(1,543,752)
Banco Santander, S.A. - Uruguay (2)	-	-		(1,466)
Banco RCI Brasil S.A.	-	(47,423)		-
Customer deposits	-	(9,798)		(222,473)
ISBAN Brasil S.A. (2)	-	-		(20,893)
Santander Securities Services Brasil Participações S.A. (2)	-	-		(71,947)
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.) (2)	-	-		(34,410)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(55,935)
Santander Brasil Gestão de Recursos Ltda	-	-		(32,334)
Webmotors S.A.	-	(9,798)		-
Others	-	-		(6,954)
Other financial liabilities - Dividends and interest on capital Payable	(3,992,820)	-		(1,132)
Banco Santander - Spain	(620,264)	-		-
Grupo Empresarial Santander, S.L. (1)(2)	(1,264,470)	-		-
Sterrebeeck B.V. (1) (2)	(2,108,086)	-		-
Banco Madesant (2)	-	-		(1,132)
Other Payables	(2,050)	-		(22,014)
Banco Santander - Spain	(2,050)	-		-
Santander Brasil Asset	-	-		(69)
ISBAN Brasil S.A. (2)	-	-		237
Produban Servicios Informáticos Generales, S.L. (Produban Espanha) (2)	-	-		(905)
Santander Securities Services Brasil DTVM S.A.	-	-		6,762
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(27,748)
Others	-	-		(291)
Debt Instruments Eligible to Compose Capital	(7,977,576)	-		-
Banco Santander - Spain	(7,977,576)	-		-

Thousand of Reais	2016
	Parent (1)	Joint-controlled companies		Other Related-Party (2)

Assets	10,919,116	794,800		556,778
Financial assets for trading - Derivatives net	(184,304)	-		(400,570)
Banco Santander, S.A. - Spain	(184,304)	-		-
Abbey National Treasury Services Plc (2)	-	-		(91,828)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(308,742)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	10,900,941	-		94,530
Banco Santander, S.A. - Spain (3) (5)	10,900,941	-		-
Banco Santander Totta, S.A. (2)	-	-		1,261
Abbey National Treasury Services Plc (2)	-	-		92,118
Bank Zachodni (2)	-	-		117
Banco Santander, S.A. - México (2)	-	-		1,034
Loans and advances to customers	-	136,354		862,818
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		862,553
Webmotors S.A.	-	136,354		-
Santander Brasil Gestão de Recursos Ltda	-	-		265
Loans and other values with credit institutions (1)	25,546	656,806		-
Banco Santander - Spain	25,546	-		-
Banco RCI Brasil S.A.	-	656,806		-
Other Assets	176,933	1,640		-
Banco Santander - Spain	176,933	-		-
Banco RCI Brasil S.A.	-	1,640		-

Liabilities	(11,984,199)	(106,527)		(1,222,556)
Deposits of Brazil Central Bank and deposits of credit institutions	(327,466)	(40,202)		(980,702)
Banco Santander Espanha (4)	(327,466)	-		-
Santander Securities Services Brasil DTVM S.A.	-	-		(208,059)
Santander Brasil Asset	-	-		(12,079)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-		(757,874)
Banco Santander, S.A. - Uruguay (2)	-	-		(2,158)
Banco RCI Brasil S.A.	-	(40,202)		-
Others	-	-		(532)
Customer deposits	-	(66,325)		(189,794)
ISBAN Brasil S.A. (2)	-	-		(22,232)
Santander Securities Services Brasil Participações S.A. (2)	-	-		(52,484)
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.) (2)	-	-		(19,653)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(44,840)
Santander Brasil Gestão de Recursos Ltda	-	-		(39,361)
Webmotors S.A.	-	(66,325)		-
Others	-	-		(11,224)
Other financial liabilities - Dividends and interest on capital Payable	(3,794,130)	-		(16,494)
Banco Santander, S.A. - Spain	(589,227)	-		-
Grupo Empresarial Santander, S.L. (1) (2)	(1,201,612)	-		-
Sterrebeeck B.V. (1) (2)	(2,003,291)	-		-
Banco Madesant (2)	-	-		(1,075)
Santusa Holding, S.L. (2)	-	-		(15,419)
Other Payables	(2,954)	-		(35,566)
Banco Santander - Espanha	(2,954)	-		-
Santander Brasil Asset	-	-		(70)
ISBAN Brasil S.A. (2)	-	-		(339)
Santander Securities Services Brasil DTVM S.A.	-	-		(4,430)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-		(30,684)
Outros	-	-		(43)
Debt Instruments Eligible to Compose Capital	(7,859,649)	-		-
Banco Santander - Spain	(7,859,649)	-		-

  (*) All loans and other amounts with related parties were made in the ordinary course of business and on sustainable basis, including interest rates and collateral and did not involve more than the normal risk of collectability or present other unfavorable features.

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain (note 1-a), through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander Spain).

(3) In December 31, 2018, refers to the cash of R$1,515,437 (2017 - R$587,531 and 2016 - R$582,571).

(4) On December 31, 2018,  include foreign currency investments (overnight applications) due on January 2, 2019 in the amount of R$6,583,716 (2017 - R$7,384,335 and 2016 - R$10,269,812) and interest of 2.38% p.a held at Santander Brasil EFC, Banco Santander Brasil and its Grand Cayman Branch.

(5) Refers the emissions of Eurobonds of Grand Cayman Branch, maturing between from January 16, 2016 to February 13, 2017 and interest of 3.152% p.a and 4.625% p.a.

(6) In February, 2016 the Cia de Crédito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.

(7) Of the total dividends resolved in 2018, R$ 10,502 is allocated to the Key Management Personnel, remaining to pay the provisioned amount.

(8) The balance with key management personnel refers to operations contracted before the term of the mandates.

Thousand of Reais	2018
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(972,799)	192,889	1,323,622
Interest and similar income - Loans and advances to customers	-	-	461
Key Management Personnel	-	-	461
Interest and similar income - Loans and amounts due from credit institutions	136,250	136,666	1,080
Banco Santander, S.A. - Spain	136,250	-	-
Banco RCI Brasil S.A. (6)	-	136,666	-
Abbey National Treasury Services Plc	-	-	157
Cibrasec	-	-	923
Interest expense and similar charges - Customer deposits	-	(92)	(23,146)
ISBAN Brasil S.A.	-	-	(90)
Santander Brasil Gestão de Recursos Ltda	-	-	(8,329)
Santander Cultural	-	-	(36)
Gestora de Inteligência de Crédito	-	-	(5,743)
Webmotors S.A.	-	(92)	-
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(215)
Key Management Personnel	-	-	(8,707)
Others	-	-	(27)
Interest expense and similar charges - Deposits from credit institutions	(6,889)	(5,871)	(134,896)
Banco Santander, S.A. - Spain	(6,889)	-	-
Banco RCI Brasil S.A. (6)	-	(5,871)	-
Santander Securities Services Brasil Participações S.A. (2)	-	-	(26,378)
SAM Brasil Participações	-	-	(47)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(102,928)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(4,442)
Santander Asset Management, S.A. SGIIC.	-	-	(1,101)
Fee and commission income (expense)	6,213	32,960	2,653,014
Banco Santander, S.A. - Spain	6,213	-	-
Banco RCI Brasil S.A. (6)	-	31,981	-
Banco Santander International	-	-	30,789
Webmotors S.A.	-	979	-
Zurich Santander Brasil Seguros S.A.	-	-	300,868
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,302,295
Key Management Personnel	-	-	355
Others	-	-	18,707
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(680,903)	29,226	(199,985)
Banco Santander, S.A. - Spain	(680,903)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(210,324)
Abbey National Treasury Services Plc	-	-	(17,726)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	1,312
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	40,305
Zurich Santander Brasil Seguros S.A.	-	-	-
Banco RCI Brasil S.A. (6)	-	29,226	-
Key Management Personnel	-	-	239
Others	-	-	(13,791)
Administrative expenses and Amortization	-	-	(952,432)
Banco Santander, S.A. - Spain	-	-	-
ISBAN Brasil S.A.	-	-	(14,210)
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(33,567)
ISBAN Chile S.A.	-	-	(24)
Aquanima Brasil Ltda.	-	-	(30,021)
TECBAN - Tecnologia Bancaria Brasil	-	-	(313,433)
Produban Servicios Informaticos Generales, S.L.	-	-	-
Ingeniería de Software Bancario, S.L.	-	-	-
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(46,884)
Santander Global Technology, S.L., SOCI	-	-	(175,466)
Key Management Personnel	-	-	(289,612)
Others	-	-	(49,216)
Others Administrative expenses - Donation	-	-	(20,013)
Santander Cultural	-	-	(2,748)
Fundacao Santander	-	-	(1,330)
Instituto Escola Brasil	-	-	-
Fundação Sudameris	-	-	(15,935)
Debt Instruments Eligible to Compose Capital	(427,470)	-	-
Banco Santander Espanha (2)(8)	(427,470)	-	-

Thousand of Reais	2017
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	389,663	126,781	1,210,444
Interest and similar income - Loans and amounts due from credit institutions	87,217	87,381	1,417
Banco Santander, S.A. - Spain	87,217	-	-
Banco RCI Brasil S.A. (6)	-	87,381	-
Abbey National Treasury Services Plc	-	-	879
Cibrasec	-	-	538
Interest expense and similar charges - Customer deposits	-	(4,486)	(41,026)
ISBAN Brasil S.A.	-	-	(2,145)
Banco Santander, S.A. - Spain	-	-	(6,190)
Santander Brasil Gestão de Recursos Ltda	-	-	(6,636)
Santander Cultural	-	-	(24,344)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(69)
Webmotors S.A.	-	(4,486)	-
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(1,547)
Others	-	-	(95)
Interest expense and similar charges - Deposits from credit institutions	(13,038)	(3,026)	(113,569)
Banco Santander, S.A. - Spain	(13,038)	-	-
Banco RCI Brasil S.A. (6)	-	(3,026)	-
Santander Securities Services Brasil DTVM S.A.	-	-	(95)
SAM Brasil Participações	-	-	(112,211)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(1,263)
Fee and commission income (expense)	(5,099)	14,999	2,453,179
Banco Santander - Espanha	(5,099)	-	-
Banco RCI Brasil S.A. (6)	-	14,996	-
Banco Santander International	-	-	20,480
Webmotors S.A.	-	3	-
Zurich Santander Brasil Seguros S.A.	-	-	295,508
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,134,755
Others	-	-	2,436
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	592,919	31,913	(39,534)
Banco Santander, S.A. - Spain	592,919	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(79,480)
Abbey National Treasury Services Plc	-	-	23,843
Banco RCI Brasil S.A. (6)	-	31,913	-
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(26,102)
Santander Investment Securities Inc.	-	-	(13,492)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	52,981
Zurich Santander Brasil Seguros S.A.	-	-	1,788
Others	-	-	928
Administrative expenses and Amortization	(50,271)	-	(1,028,750)
Banco Santander, S.A. - Espanha	(50,271)	-	-
ISBAN Brasil S.A.	-	-	(337,161)
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(242,191)
ISBAN Chile S.A.	-	-	(23)
Aquanima Brasil Ltda.	-	-	(25,638)
TECBAN - Tecnologia Bancaria Brasil	-	-	(262,046)
Produban Servicios Informaticos Generales, S.L.	-	-	(46,494)
Ingeniería de Software Bancario, S.L.	-	-	(70,385)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(42,603)
Outros	-	-	(2,209)
Others Administrative expenses - Donation	-	-	(21,273)
Santander Cultural	-	-	(3,513)
Fundacao Santander	-	-	(1,837)
Instituto Escola Brasil	-	-	(873)
Fundação Sudameris	-	-	(15,050)
Debt Instruments Eligible to Compose Capital	(222,065)	-	-
Banco Santander Espanha (2)(8)	(222,065)	-	-

Thousand of Reais	2016
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(798,022)	136,111	1,197,489
Interest and similar income - Loans and amounts due from credit institutions	39,677	114,909	396
Banco Santander, S.A. - Spain	39,677	-	-
Banco RCI Brasil S.A. (6)	-	114,909	-
Abbey National Treasury Services Plc	-	-	396
Interest expense and similar charges - Customer deposits	(4,192)	(26,996)	(49,420)
ISBAN Brasil S.A.	-	-	(3,560)
Banco Santander Espanha	(4,192)	-	-
Santander Brasil Gestão de Recursos Ltda	-	-	(12,417)
Santander Cultural	-	-	(11)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(31,097)
Webmotors S.A.	-	(26,996)	-
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(2,117)
Others	-	-	(218)
Interest expense and similar charges - Deposits from credit institutions	(512)	(10,959)	(115,458)
Banco Santander, S.A. - Spain	(512)	-	-
Banco RCI Brasil S.A. (6)	-	(10,959)	-
Santander Securities Services Brasil DTVM S.A.	-	-	(20,979)
SAM Brasil Participações	-	-	(133)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(88,467)
Santander Securities Services Brasil Participações S.A. (2)	-	-	(4,119)
Santander Asset Management, S.A. SGIIC.	-	-	(1,760)
Fee and commission income (expense)	5,334	20,133	1,955,255
Banco Santander - Espanha	5,334	-	-
Banco RCI Brasil S.A. (6)	-	19,211	-
Banco Santander International	-	-	20,959
Santander Securities Services Brasil DTVM S.A.	-	-	1,896
Webmotors S.A.	-	922	-
Zurich Santander Brasil Seguros S.A.	-	-	218,773
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	1,711,138
Others	-	-	2,489
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(613,168)	39,024	267,983
Banco Santander, S.A. - Spain	(613,168)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	257,475
Abbey National Treasury Services Plc	-	-	38,274
Banco RCI Brasil S.A. (6)	-	39,024	-
Santander Securities Services Brasil DTVM S.A.	-	-	(16,038)
Santander Investment Securities Inc.	-	-	(15,115)
Others	-	-	3,387
Administrative expenses and Amortization	-	-	(840,739)
ISBAN Brasil S.A.	-	-	(290,430)
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(209,253)
ISBAN Chile S.A.	-	-	(26)
Aquanima Brasil Ltda.	-	-	(24,557)
TECBAN - Tecnologia Bancaria Brasil	-	-	(213,194)
Produban Servicios Informaticos Generales, S.L.	-	-	(21,525)
Ingeniería de Software Bancario, S.L.	-	-	(42,519)
Santander Securities Services Brasil DTVM S.A.	-	-	(35,882)
Others	-	-	(3,353)
Others Administrative expenses - Donation	-	-	(20,528)
Santander Cultural	-	-	(2,737)
Fundacao Santander	-	-	(3,452)
Instituto Escola Brasil	-	-	(939)
Fundação Sudameris	-	-	(13,400)
Debt Instruments Eligible to Compose Capital	(225,161)	-	-
Banco Santander, S.A. - Spain (2)	(225,161)	-	-

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).

(3) Refers the profit on disposal of the company MS Participações.

(4) Refers the profit on disposal of the company Santander Brasil Asset Management.

(5) Refers the profit on disposal of the company Santander Securities Services Brasil DTVM S.A.

(6) In February, 2016 the Cia de Crédito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.